Employee share schemes - Number and weighted fair value of share and ADS awards (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 GBP (£) Options shares	Dec. 31, 2024 USD ($) Options shares	Dec. 31, 2023 GBP (£) shares Options	Dec. 31, 2023 USD ($) shares Options
Performance Share Plan | Ordinary share awards
Shares Number
Shares number, at beginning of period	19,041	19,041	9,479	9,479
Shares number, awards granted	11,830	11,830	9,785	9,785
Shares number, dividends reinvested	475	475	230	230
Shares number, awards released/exercised	(537)	(537)
Shares number, awards forfeited	(3,130)	(3,130)	(453)	(453)
Shares number, at end of period	27,679	27,679	19,041	19,041
Weighted fair value
Weighted fair value, beginning of period | £	£ 3.33
Weighted fair value, end of period | £	£ 3.46		£ 3.33
Performance Share Plan | American Depositary Share awards
Shares Number
Shares number, at beginning of period	3,551	3,551	1,620	1,620
Shares number, awards granted	945	945	2,093	2,093
Shares number, dividends reinvested	54	54	44	44
Shares number, awards released/exercised	(573)	(573)
Shares number, awards forfeited	(1,060)	(1,060)	(206)	(206)
Shares number, at end of period	2,917	2,917	3,551	3,551
Weighted fair value
Weighted fair value, beginning of period | $		$ 8.37
Weighted fair value, end of period | $		$ 8.62		$ 8.37
Share Value Plan | Ordinary share awards
Shares Number
Shares number, at beginning of period	38,941	38,941	23,664	23,664
Shares number, awards granted	18,442	18,442	18,881	18,881
Shares number, dividends reinvested	14	14	7	7
Shares number, awards released/exercised	(6,495)	(6,495)	(653)	(653)
Shares number, awards forfeited	(6,032)	(6,032)	(2,958)	(2,958)
Shares number, at end of period	44,870	44,870	38,941	38,941
Weighted fair value
Weighted fair value, beginning of period | £	£ 3.21
Weighted fair value, end of period | £	£ 3.2		£ 3.21
Share Value Plan | American Depositary Share awards
Shares Number
Shares number, at beginning of period	12,855	12,855	7,590	7,590
Shares number, awards granted	5,329	5,329	6,370	6,370
Shares number, awards released/exercised	(2,080)	(2,080)	(319)	(319)
Shares number, awards forfeited	(2,199)	(2,199)	(786)	(786)
Shares number, at end of period	13,905	13,905	12,855	12,855
Weighted fair value
Weighted fair value, beginning of period | $		$ 8
Weighted fair value, end of period | $		$ 8.14		$ 8
Share Save Plan
Share options Number
Share options number, beginning of period | Options	5,490,000	5,490,000	4,623,000	4,623,000
Share options number, awards granted | Options	757,000	757,000	1,163,000	1,163,000
Share options number, awards released/exercised | Options	(206,000)	(206,000)	(9,000)	(9,000)
Share options number, awards forfeited | Options	(670,000)	(670,000)	(287,000)	(287,000)
Share options number, end of period | Options	5,371,000	5,371,000	5,490,000	5,490,000
Weighted fair value
Number of share options exercisable in share-based payment arrangement	156,008	156,008	168,350	168,350